Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Revenues		$ 1,124,158	$ 908,357	$ 660,408
Cost of revenues (including transactions with related parties of US$36,487, US$67,653 and US$115,993 respectively, for 2016, 2017 and 2018)	[1]	693,470	457,401	302,736
Gross profit		430,688	450,956	357,672
Operating expenses:
Research and development (including transactions with related parties of US$6,619, US$8,233 and US$7,635, respectively, for 2016, 2017 and 2018)	[1]	201,739	172,829	138,364
Sales and marketing (including transactions with related parties of US$3,788, US$3,010 and US$2,123, respectively, for 2016, 2017 and 2018)	[1]	146,194	156,420	123,119
General and administrative (including transactions with related parties of US$81, US$131 and US$367, respectively, for 2016, 2017 and 2018)	[1]	38,072	27,821	24,567
Total operating expenses		386,005	357,070	286,050
Operating income		44,683	93,886	71,622
Interest income		8,037	9,126	5,198
Foreign currency exchange gain/(loss)		5,725	(7,082)	5,346
Other (expenses)/income, net		41,489	692	(26,027)
Income before income tax expenses		99,934	96,622	56,139
Income tax expenses		1,153	14,422	27
Net income		98,781	82,200	56,112
Net income attributable to Sogou Inc.		98,781	82,200	56,112
Less: Dividends attributable to Preferred Shareholders		0	24,388	28,092
Net income attributable to ordinary shareholders		98,781	57,812	28,020
Net income		98,781	82,200	56,112
Other comprehensive (loss)/income, net of nil tax: Foreign currency translation adjustment		(17,193)	13,216	(9,365)
Comprehensive income		$ 81,588	$ 95,416	$ 46,747
Net income per ordinary share-basic		$ 0.25	$ 0.22	$ 0.12
Net income per ordinary share-diluted		$ 0.25	$ 0.20	$ 0.11
Search and search-related advertising [Member]
Revenues:
Revenues		$ 1,023,132	$ 801,551	$ 597,213
Other [Member]
Revenues:
Revenues		$ 101,026	$ 106,806	$ 63,195

[1]	Share based compensation expense included in: Cost of revenues $ 171 540 669 Research and development 5,615 16,470 10,313 Sales and marketing 1,816 4,299 1,327 General and administrative 5,259 2,414 1,895 $ 12,861 23,723 14,204 for the years ended December 31, 2016,2017,2018.